Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2014
Supplement [Text Block]	gmot_SupplementTextBlock
GMO TRUST

Supplement dated June 26, 2015 to the

GMO Trust Multi-Class Prospectus

dated June 30, 2014, as revised September 15, 2014, as supplemented

Shareholder fees

Effective June 30, 2015, the purchase premium charged by the following Funds as a percentage of the amount invested and the redemption fee charged by the following Funds as a percentage of the amount redeemed will be adjusted as shown below:

	Purchase Premium		Redemption Fee
Fund	Effective June 30, 2015	Prior to June 30, 2015	Effective June 30, 2015	Prior to June 30, 2015
GMO Benchmark-Free Allocation Fund	0.18%	0.13%	0.18%	0.13%
GMO Global Asset Allocation Fund	0.14%	0.11%	0.14%	0.11%
GMO Global Equity Allocation Fund	0.19%	0.11%	0.19%	0.11%
GMO International Equity Allocation Fund	0.27%	0.20%	0.27%	0.20%
GMO Strategic Opportunities Allocation Fund	0.14%	0.06%	0.14%	0.06%

GMO Benchmark-Free Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock
GMO TRUST

Supplement dated June 26, 2015 to the

GMO Trust Multi-Class Prospectus

dated June 30, 2014, as revised September 15, 2014, as supplemented

Shareholder fees

Effective June 30, 2015, the purchase premium charged by the following Funds as a percentage of the amount invested and the redemption fee charged by the following Funds as a percentage of the amount redeemed will be adjusted as shown below:

	Purchase Premium		Redemption Fee
Fund	Effective June 30, 2015	Prior to June 30, 2015	Effective June 30, 2015	Prior to June 30, 2015
GMO Benchmark-Free Allocation Fund	0.18%	0.13%	0.18%	0.13%

GMO Global Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock
GMO TRUST

Supplement dated June 26, 2015 to the

GMO Trust Multi-Class Prospectus

dated June 30, 2014, as revised September 15, 2014, as supplemented

Shareholder fees

Effective June 30, 2015, the purchase premium charged by the following Funds as a percentage of the amount invested and the redemption fee charged by the following Funds as a percentage of the amount redeemed will be adjusted as shown below:

	Purchase Premium		Redemption Fee
Fund	Effective June 30, 2015	Prior to June 30, 2015	Effective June 30, 2015	Prior to June 30, 2015
GMO Global Asset Allocation Fund	0.14%	0.11%	0.14%	0.11%

GMO Global Equity Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock
GMO TRUST

Supplement dated June 26, 2015 to the

GMO Trust Multi-Class Prospectus

dated June 30, 2014, as revised September 15, 2014, as supplemented

Shareholder fees

Effective June 30, 2015, the purchase premium charged by the following Funds as a percentage of the amount invested and the redemption fee charged by the following Funds as a percentage of the amount redeemed will be adjusted as shown below:

	Purchase Premium		Redemption Fee
Fund	Effective June 30, 2015	Prior to June 30, 2015	Effective June 30, 2015	Prior to June 30, 2015
GMO Global Equity Allocation Fund	0.19%	0.11%	0.19%	0.11%

GMO International Equity Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock
GMO TRUST

Supplement dated June 26, 2015 to the

GMO Trust Multi-Class Prospectus

dated June 30, 2014, as revised September 15, 2014, as supplemented

Shareholder fees

Effective June 30, 2015, the purchase premium charged by the following Funds as a percentage of the amount invested and the redemption fee charged by the following Funds as a percentage of the amount redeemed will be adjusted as shown below:

	Purchase Premium		Redemption Fee
Fund	Effective June 30, 2015	Prior to June 30, 2015	Effective June 30, 2015	Prior to June 30, 2015
GMO International Equity Allocation Fund	0.27%	0.20%	0.27%	0.20%

GMO Strategic Opportunities Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock
GMO TRUST

Supplement dated June 26, 2015 to the

GMO Trust Multi-Class Prospectus

dated June 30, 2014, as revised September 15, 2014, as supplemented

Shareholder fees

Effective June 30, 2015, the purchase premium charged by the following Funds as a percentage of the amount invested and the redemption fee charged by the following Funds as a percentage of the amount redeemed will be adjusted as shown below:

	Purchase Premium		Redemption Fee
Fund	Effective June 30, 2015	Prior to June 30, 2015	Effective June 30, 2015	Prior to June 30, 2015
GMO Strategic Opportunities Allocation Fund	0.14%	0.06%	0.14%	0.06%